Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2023
Share-Based Compensation [Abstract]
Schedule of Activities of the Restricted Shares	A summary of activities of the restricted shares for the years ended September 30, 2022 and 2023 is as follow:
	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Outstanding as of September 30, 2021	-	$-
Granted	1,000,000	0.75
Vested	(587,500)	0.75
Unvested as of September 30, 2022	412,500	0.75
Granted	1,178,922	1.13
Vested	(1,528,922)	1.04
Unvested as of September 30, 2023	62,500	0.75